Convertible Instruments - Additional Information (Detail) - Entity [Domain] - USD ($)	2 Months Ended	3 Months Ended	12 Months Ended
	May. 31, 2013	May. 31, 2015	May. 31, 2015	Mar. 31, 2015	May. 31, 2014	May. 31, 2013	May. 31, 2010	Feb. 06, 2015	Sep. 26, 2014	Apr. 30, 2010
Class of Stock [Line Items]
Conversion price	$ 0.75				$ 0.65	$ 0.75
Common stock, shares authorized		200,000,000	200,000,000		100,000,000					100,000,000
Constructive dividend to Preferred stock holders			$ 6,000,000
Liquidation preference on common shares		$ 5.00	$ 5.00
Dividends are payable to preferred stock holders			$ 0.25
Face amount of notes	$ 6,588,250				$ 1,200,000	$ 6,588,250
Convertible note, principal amount		$ 50,000	$ 50,000		$ 1,500,000
Convertible note maturity start date						Nov. 30, 2013
Convertible note maturity end date						Mar. 06, 2016
Convertible notes, interest rate	7.00%				5.00%	7.00%
Exercise price of warrants, per share	$ 0.75	$ 0.50	$ 0.50			$ 0.75
Accrued but unpaid interest					$ 6,351
Principal amount of notes converted			$ 4,221,250		$ 2,450,000
Common stock issued upon conversion of notes					2,087,717
Payments on convertible notes payable					$ 500,000
Convertible notes term	6 months				6 months
Warrants issued to investors			285,118
Amortization expense			$ 2,145,000		$ 3,807,000
Convertible note maturity date					Oct. 01, 2013
Conversion Instruments Exercised					$ 250,000
Sale of convertible notes		$ 4,000,000	$ 7,481,050		$ 1,200,000
Decrease in conversion price of common stock		$ 0.675	$ 0.675
Percentage of weighted average price per share		90.00%
Weighted average price per share		$ 0.75	$ 0.75
Term of warrants	5 years		5 years
Amortization of the debt discount		$ 219,000	$ 219,000
Minimum
Class of Stock [Line Items]
Preferred Stock, Share issuance price		$ 0.33	$ 0.33		$ 0.40
Convertible notes, interest rate	5.00%					5.00%
Exercise price of warrants, per share		0.75	0.75
Maximum
Class of Stock [Line Items]
Preferred Stock, Share issuance price		0.60	0.60		0.67
Convertible notes, interest rate	10.00%					10.00%
Exercise price of warrants, per share		2.00	2.00
Alpha Venture Capital Partners, L.P.
Class of Stock [Line Items]
Preferred Stock, Share issuance price		0.9444	0.9444
Conversion price		$ 1.00	$ 1.00
Face amount of notes		$ 1,500,000	$ 1,500,000					$ 1,500,000	$ 2,000,000
Convertible notes, interest rate		1.20%	1.20%
Exercise price of warrants, per share		$ 0.50	$ 0.50					$ 0.50	$ 0.50
Convertible note maturity date			May 05, 2015
Additional convertible promissory notes that may be issued		$ 6,000,000	$ 6,000,000
Percentage reduction to conversion price			10.00%
Convertible note, conversion price description			The embedded derivative features consist of the conversion price being subject to (i) adjustment for stock splits and similar corporate events and (ii) reduction to a conversion price per share that is 10% below the lowest sale price that is below $.9444 per share for common stock sold or deemed sold in future securities offerings, subject to certain exempt transactions.
Term of warrants			5 years
Investor
Class of Stock [Line Items]
Interest on convertible notes payment start date						Apr. 01, 2013
Common stock warrant term						2 years
Number of shares purchased	8,527,984	9,451,056	9,451,056			8,527,984
Exercise price of warrants, per share					$ 0.50
Warrants issued to investors					923,072
Investor | Minimum
Class of Stock [Line Items]
Common stock warrant term			2 years
Exercise price of warrants, per share	$ 0.75	$ 0.50	$ 0.50			$ 0.75
Investor | Maximum
Class of Stock [Line Items]
Common stock warrant term			3 years
Exercise price of warrants, per share	2.00	$ 2.00	$ 2.00			2.00
Detachable common stock warrants with a two-year term | Alpha Venture Capital Partners, L.P.
Class of Stock [Line Items]
Number of shares purchased		250,000	250,000						250,000
Warrants, expiration date			Dec. 31, 2019
Detachable common stock warrants, with terms of two or three years | Alpha Venture Capital Partners, L.P.
Class of Stock [Line Items]
Number of shares purchased		75,000	75,000					75,000
Warrants, expiration date			Feb. 28, 2020
Unsecured Convertible Promissory Notes
Class of Stock [Line Items]
Conversion price		$ 0.75	$ 0.75
Convertible notes, interest rate		7.00%	7.00%
Convertible notes term			6 months
Issuance of debt			$ 4,000,000
Common Stock Warrants
Class of Stock [Line Items]
Number of shares purchased		1,061,586	1,061,586
Exercise price of warrants, per share		$ 0.75	$ 0.75
Warrant period			5 years
Unsecured Convertible Promissory Note | Alpha Venture Capital Partners, L.P.
Class of Stock [Line Items]
Face amount of notes		$ 2,000,000	$ 2,000,000
Convertible notes, interest rate		5.00%	5.00%
Convertible note maturity date			Sep. 26, 2016
Reduction in Conversion Price | Minimum
Class of Stock [Line Items]
Increase / Decrease in number of shares of common stock		3,500,000	3,500,000
Reduction in Conversion Price | Maximum
Class of Stock [Line Items]
Increase / Decrease in number of shares of common stock		5,185,185	5,185,185
Convertible Note One
Class of Stock [Line Items]
Conversion price	$ 0.75	$ 0.75	$ 0.75			$ 0.75
Convertible note, principal amount	$ 6,208,250					$ 6,208,250
Number of shares purchased		1,938,974	1,938,974
Exercise price of warrants, per share		$ 2.00	$ 2.00
Accrued but unpaid interest			$ 4,703
Principal amount of notes converted			$ 1,175,000
Common stock issued upon conversion of notes			1,556,667
Payments on convertible notes payable			$ 3,793
Convertible Note One | Reduction in Conversion Price
Class of Stock [Line Items]
Exercise price of warrants, per share		$ 0.55	$ 0.55
Convertible Note Two
Class of Stock [Line Items]
Conversion price	$ 0.65			$ 0.75		$ 0.65
Convertible note, principal amount	$ 380,000					$ 380,000
Exercise price of warrants, per share				$ 1.00
Accrued but unpaid interest				$ 86,296
Principal amount of notes converted				$ 3,046,250
Common stock issued upon conversion of notes				4,181,079
Warrants to purchase shares of common stock				6,310,677
Convertible notes term				7 months
Convertible Note Three
Class of Stock [Line Items]
Conversion price					$ 0.75
Principal amount of notes converted					$ 1,120,000
Convertible Note Four
Class of Stock [Line Items]
Conversion price					$ 0.65
Principal amount of notes converted					$ 350,000
AVCP convertible note payable
Class of Stock [Line Items]
Payments on convertible notes payable					250,000
Common Stock
Class of Stock [Line Items]
Number of common shares issued upon conversion of preferred stock							10
Conversion price							$ 0.50
Private Equity [Member]
Class of Stock [Line Items]
Principal amount of notes converted					$ 950,000
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares issued		95,100	95,100		95,100		400,000
Preferred Stock, Share issuance price							$ 5.00
Cash proceeds							$ 2,009,000
Preferred stock shares outstanding		95,100	95,100		95,100